Segmental analysis - Schedule of revenue by segment (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of operating segments [line items]
Total revenue from continuing operations	£ 7,961	£ 8,489
UK
Disclosure of operating segments [line items]
Total revenue from continuing operations	3,755	4,309
US
Disclosure of operating segments [line items]
Total revenue from continuing operations	4,206	4,180
UK Electricity Transmission
Disclosure of operating segments [line items]
Total revenue from continuing operations	1,182	1,337
UK Electricity Distribution
Disclosure of operating segments [line items]
Total revenue from continuing operations	1,164	848
UK Electricity System Operator
Disclosure of operating segments [line items]
Total revenue from continuing operations	1,012	1,717
New England
Disclosure of operating segments [line items]
Total revenue from continuing operations	1,545	1,441
New York
Disclosure of operating segments [line items]
Total revenue from continuing operations	2,341	2,365
National Grid Ventures
Disclosure of operating segments [line items]
Total revenue from continuing operations	624	639
Other
Disclosure of operating segments [line items]
Total revenue from continuing operations	93	142
Operating segments
Disclosure of operating segments [line items]
Total revenue from continuing operations	8,103	8,554
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Total revenue from continuing operations	1,274	1,356
Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Total revenue from continuing operations	1,166	850
Operating segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Total revenue from continuing operations	1,029	1,734
Operating segments | New England
Disclosure of operating segments [line items]
Total revenue from continuing operations	1,545	1,441
Operating segments | New York
Disclosure of operating segments [line items]
Total revenue from continuing operations	2,341	2,365
Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Total revenue from continuing operations	650	666
Operating segments | Other
Disclosure of operating segments [line items]
Total revenue from continuing operations	98	142
Sales between segments
Disclosure of operating segments [line items]
Total revenue from continuing operations	(142)	(65)
Sales between segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Total revenue from continuing operations	(92)	(19)
Sales between segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Total revenue from continuing operations	(2)	(2)
Sales between segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Total revenue from continuing operations	(17)	(17)
Sales between segments | New England
Disclosure of operating segments [line items]
Total revenue from continuing operations	0	0
Sales between segments | New York
Disclosure of operating segments [line items]
Total revenue from continuing operations	0	0
Sales between segments | National Grid Ventures
Disclosure of operating segments [line items]
Total revenue from continuing operations	(26)	(27)
Sales between segments | Other
Disclosure of operating segments [line items]
Total revenue from continuing operations	£ (5)	£ 0